MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST   Two World Trade Center,
LETTER TO THE SHAREHOLDERS December 31, 2000            New York, New York 10048

DEAR SHAREHOLDER:

Over the past year, the fixed-income markets reacted favorably, first, to plans to reduce U.S. Treasury debt and, subsequently, to signs of a slowing economy. The U.S. economy recorded solid economic growth as the year began. A tight labor market and rising oil prices increased concern about inflation. The Federal Reserve Board responded by raising the federal funds rate a total of 100 basis points to a nine-year high of 6.50 percent. Long-term Treasury yields trended lower as the federal budget surplus reduced the supply of Treasury securities. Long-term municipal yields also declined during the year.

The economy slowed considerably during the third quarter of 2000. Both the household and business sectors showed signs of retrenchment. Stock market volatility increased and many equity investments declined. Earlier fears about inflation were replaced by concern over weakening asset prices. The change in market psychology was reinforced in December when comments by Federal Reserve Board Chairman Alan Greenspan signaled a more accommodative monetary policy. These comments sparked a strong rally in the fixed-income markets that lowered interest rates. The market's reaction was confirmed by two 50-basis-point reductions in the federal funds rate in January 2001.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal bond index yield declined from 6.08 percent to
5.27 percent during the calendar year 2000. Over half the decline in long-term municipal interest rates occurred in the final two months of the year. Bond prices, which move inversely to changes in interest rates, rose. The yield spread between AAA-rated general obligation bonds and lower-rated BBB-rated bonds widened during the year. The wider spread meant that higher-rated bonds outperform lower-rated bonds.

The ratio of municipal yields as a percentage of treasury yields averaged an attractive 98 percent during the year. Historically, this ratio has been

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 2000, continued

used to measure the relationship between the two markets. Over the previous three years, the ratio had ranged between a high of 100 percent and a low of 83 percent.

State and local government budget surpluses reduced the need to issue bonds for new projects. New-issue volume declined 13 percent to $200 billion for the year.

The impact of lower taxes on municipal securities has again become an issue with the election of George W. Bush as president. Historically, debates on tax reform have created initially uncertainty about municipal value. However, municipals have performed well following passage of tax reform legislation.

[GRAPHIC OMITTED]
                          30-YEAR BOND YIELDS 1994-2000
                          -----------------------------

  Date          AAA Ins                 Tsy               % Relationship
  ----          -------                 ---               --------------
12/31/93          5.40%                 6.34%                 85.17%
01/31/94          5.40                  6.24                  86.54
02/28/94          5.80                  6.66                  87.09
03/31/94          6.40                  7.09                  90.27
04/29/94          6.35                  7.32                  86.75
05/31/94          6.25                  7.43                  84.12
06/30/94          6.50                  7.61                  85.41
07/29/94          6.25                  7.39                  84.57
08/31/94          6.30                  7.45                  84.56
09/30/94          6.55                  7.81                  83.87
10/31/94          6.75                  7.96                  84.80
11/30/94          7.00                  8.00                  87.50
12/30/94          6.75                  7.88                  85.66
01/31/95          6.40                  7.70                  83.12
02/28/95          6.15                  7.44                  82.66
03/31/95          6.15                  7.43                  82.77
04/28/95          6.20                  7.34                  84.47
05/31/95          5.80                  6.66                  87.09
06/30/95          6.10                  6.62                  92.15
07/31/95          6.10                  6.86                  88.92
08/31/95          6.00                  6.66                  90.09
09/29/95          5.95                  6.48                  91.82
10/31/95          5.75                  6.33                  90.84
11/30/95          5.50                  6.14                  89.58
12/29/95          5.35                  5.94                  90.07
01/31/96          5.40                  6.03                  89.55
02/29/96          5.60                  6.46                  86.69
03/29/96          5.85                  6.66                  87.84
04/30/96          5.95                  6.89                  86.36
05/31/96          6.05                  6.99                  86.55
06/28/96          5.90                  6.89                  85.63
07/31/96          5.85                  6.97                  83.93
08/30/96          5.90                  7.11                  82.98
09/30/96          5.70                  6.93                  82.25
10/31/96          5.65                  6.64                  85.09
11/29/96          5.50                  6.35                  86.61
12/31/96          5.60                  6.63                  84.46
01/31/97          5.70                  6.79                  83.95
02/28/97          5.65                  6.80                  83.09
03/31/97          5.90                  7.10                  83.10
04/30/97          5.75                  6.94                  82.85
05/30/97          5.65                  6.91                  81.77
06/30/97          5.60                  6.78                  82.60
07/30/97          5.30                  6.30                  84.13
08/31/97          5.50                  6.61                  83.21
09/30/97          5.40                  6.40                  84.38
10/31/97          5.35                  6.15                  86.99
11/30/97          5.30                  6.05                  87.60
12/31/97          5.15                  5.92                  86.99
01/31/98          5.15                  5.80                  88.79
02/28/98          5.20                  5.92                  87.84
03/31/98          5.25                  5.93                  88.53
04/30/98          5.35                  5.95                  89.92
05/29/98          5.20                  5.80                  89.66
06/30/98          5.20                  5.65                  92.04
07/31/98          5.18                  5.71                  90.72
08/31/98          5.03                  5.27                  95.45
09/30/98          4.95                  5.00                  99.00
10/31/98          5.05                  5.16                  97.87
11/30/98          5.00                  5.06                  98.81
12/31/98          5.05                  5.10                  99.02
01/31/99          5.00                  5.09                  98.23
02/28/99          5.10                  5.58                  91.40
03/31/99          5.15                  5.63                  91.47
04/30/99          5.20                  5.66                  91.87
05/31/99          5.30                  5.83                  90.91
06/30/99          5.47                  5.96                  91.78
07/31/99          5.55                  6.10                  90.98
08/31/99          5.75                  6.06                  94.88
09/30/99          5.85                  6.05                  96.69
10/31/99          6.03                  6.16                  97.89
11/30/99          6.00                  6.29                  95.39
12/31/99          5.97                  6.48                  92.13
01/31/00          6.18                  6.49                  95.22
02/29/00          6.04                  6.14                  98.37
03/31/00          5.82                  5.83                  99.83
04/30/00          5.91                  5.96                  99.16
05/31/00          5.91                  6.01                  98.34
06/30/00          5.84                  5.90                  98.98
07/31/00          5.73                  5.78                  99.13
08/31/00          5.62                  5.67                  99.12
09/30/00          5.74                  5.89                  97.45
10/31/00          5.65                  5.79                  97.58
11/30/00          5.55                  5.61                  98.93
12/31/00          5.27                  5.46                  96.52


Source: Municipal Market Data -- A Division of Thomson Financial Municipal Group and Bloomberg L.P.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 2000, continued

PERFORMANCE

For the 12-month period ended December 31, 2000, Morgan Stanley Dean Witter Tax-Exempt Securities Trust's Class A and D shares returned 11.21 percent and
11.44 percent, respectively. For the same period the Fund's Class B and C shares returned 10.75 percent and 10.66 percent, respectively. During the same time period, the Lehman Brothers Municipal Bond Index (Lehman Index) returned
11.68 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect applicable sales charges. The accompanying chart compares the Fund's performance to that of the Lehman Index.

PORTFOLIO STRUCTURE

The Fund's net assets of over $1 billion were diversified among 16 long-term sectors which included 163 credits. During the year, cash and short-term investments were reduced from 9 to 5 percent as market conditions improved. Refunded bonds declined from 12 to 8 percent of net assets. Purchases shifted to a combination of long discount bonds and premium bonds priced to the call. Portfolio sales focused on current coupon bonds with shorter maturities.

At the end of December the portfolio's average maturity was 16 years. Average duration, a measure of sensitivity to interest rate changes, was 7 years. The accompanying charts and table provide current information on the portfolios credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

LOOKING AHEAD

The Federal Reserve Board chairman's comments in December signaled a more accommodative monetary policy. The subsequent decisions in January 2001 to lower interest rates have caused the bond market to anticipate additional rate cuts. This environment is favorable for fixed-income investments. We believe municipals present good long-term value.

In a subsequent event, Morgan Stanley Dean Witter Municipal Income Trust, Municipal Income Trust II and Municipal Income Trust III, three closed-end funds were merged into the Fund on February 5, 2001. (see footnote 10)

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 2000, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 2000, continued

[GRAPHIC OMITTED]                         [GRAPHIC OMITTED]
LARGEST SECTORS AS OF DECEMBER 31, 2000   CREDIT RATINGS AS OF DECEMBER 31, 2000
(% OF NET ASSETS)                         (% OF TOTAL LONG-TERM PORTFOLIO)

TRANSPORTATION           17%              Aaa or AAA               61%
GENERAL OBLIGATION       16%              Aa or AA                 27%
ELECTRIC                 13%              A or A                    9%
WATER & SEWER            12%              Baa or BBB                2%
MORTGAGE                  8%              N/R                       1%
REFUNDED                  8%


PORTFOLIO STRUCTURE IS SUBJECT            AS MEASURED BY MOODY'S INVESTORS
TO CHANGE.                                SERVICE, INC. OR STANDARD & POOR'S
                                          CORP.

                                          PORTFOLIO STRUCTURE IS SUBJECT
                                          TO CHANGE.



                            DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)

                                                            WEIGHTED AVERAGE
                                                            MATURITY: 16 YEARS
[GRAPHIC OMITTED]

                           UNDER 1 YEAR         4.6%
                              1-5 YEARS         6.5%
                             5-10 YEARS        15.4%
                            10-20 YEARS        39.5%
                            20-30 YEARS        28.7%
                              30+ YEARS         3.8%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS December 31, 2000, continued

[GRAPHIC OMITTED]
                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                DECEMBER 31, 2000

                                                       WEIGHTED AVERAGE
                                                       CALL PROTECTION: 6 YEARS
                               PERCENT CALLABLE*

  2001   2002   2003   2004   2005   2006   2007   2008   2009   2010   2011+
  ----   ----   ----   ----   ----   ----   ----   ----   ----   ----   -----
   9%     8%     9%     4%     11%    6%     9%     10%    6%     17%     11%

                              YEARS BONDS CALLABLE



[GRAPHIC OMITTED]
                                                       WEIGHTED AVERAGE
                                                       BOOK YIELD: 6.2%
                              COST (BOOK) YIELD**

   2001   2002   2003   2004   2005   2006   2007   2008   2009   2010   2011+
   ----   ----   ----   ----   ----   ----   ----   ----   ----   ----   -----
   7.0%   6.6%   7.6%   5.9%   6.7%   5.8%   5.8%   5.3%   5.7%   5.6%   6.4%

*     % Based on Long-Term Portfolio.

** Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before Fund operating expenses. For example, the Fund earned a book yield of 7.0% on 9% of the bonds in the long-term portfolio that are callable in 2001.

      Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FUND PERFORMANCE December 31, 2000

GROWTH OF $10,000 - CLASS A AND D SHARES
($ IN THOUSANDS)

[GRAPHIC OMITTED]

Date                Total Class A  Total Class D    Lehman(4)
----                -------------  -------------    ---------

December 31, 1990       $9,575        $10,000        $10,000
December 31, 1991      $10,765        $11,271        $11,214
December 31, 1992      $11,714        $12,295        $12,203
December 31, 1993      $12,998        $13,676        $13,702
December 31, 1994      $12,245        $12,917        $12,993
December 31, 1995      $14,337        $15,160        $15,261
December 31, 1996      $14,818        $15,708        $15,937
December 31, 1997      $16,073        $17,079        $17,402
December 31, 1998      $17,015        $18,123        $18,530
December 31, 1999      $16,535        $17,633        $18,149
December 31, 2000      $18,388(3)     $19,651(3)     $20,269

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                       Class A Shares*
--------------------------------------------------------------
Period Ended 12/31/00
----------------------
1 Year                         11.21%(1)        6.48%(2)
5 Years                         5.10%(1)        4.19%(2)
10 Years                        6.74%(1)        6.28%(2)


                       Class C Shares+
--------------------------------------------------------------
Period Ended 12/31/00
---------------------------
1 Year                         10.66%(1)        9.66%(2)
Since Inception (7/28/97)       4.52%(1)        4.52%(2)

                       Class B Shares**
--------------------------------------------------------------
Period Ended 12/31/00
---------------------------
1 Year                         10.75%(1)        5.75%(2)
Since Inception (7/28/97)       4.70%(1)        4.19%(2)


                       Class D Shares++
--------------------------------------------------------------
Period Ended 12/31/00
----------------------
1 Year                         11.44%(1)
5 Years                         5.33%(1)
10 Years                        6.99%(1)

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.

--------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on December 31, 2000.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*     The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge (CDSC) for Class C shares is 1.0% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 2000

  PRINCIPAL
  AMOUNT IN                                                                                 COUPON    MATURITY
  THOUSANDS                                                                                  RATE       DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
              TAX-EXEMPT MUNICIPAL BONDS (93.8%)
              General Obligation (15.8%)
              North Slope Borough, Alaska,
 $    3,000    Ser 1992 A Conv (MBIA) ................................................... 5.90%       06/30/03   $    3,120,540
     15,000    Ser 1994 B (FSA) ......................................................... 0.00        06/30/05       12,265,500
     15,000    Ser 1995 A (MBIA) ........................................................ 0.00        06/30/06       11,704,200
      9,500    Ser 1999 A (MBIA) ........................................................ 0.00        06/30/10        6,086,745
     15,000    Ser 2000 B (MBIA) ........................................................ 0.00        06/30/11        9,077,250
      4,000   Connecticut, College Savings 1989 Ser A ................................... 0.00        07/01/08        2,860,000
              Florida Board of Education, Capital Outlay
      5,000    Refg Ser 1999 B (MBIA) ................................................... 4.50        06/01/24        4,516,450
      5,000    Ser 1998 A ............................................................... 4.75        06/01/28        4,677,150
              Massachusetts,
     20,000   2000 Ser C ................................................................ 5.75        10/01/14       21,610,399
     10,000    2000 Ser B ............................................................... 6.00        06/01/16       10,924,300
        500   Chelsea School District, Michigan, 1998 Bldg & Site Refg (FGIC) ........... 5.00        05/01/25          484,235
        500   Detroit, Michigan, Ser 1997-A (MBIA) ...................................... 5.00        04/01/18          495,965
        445   Mona Shores Public Schools, Michigan, 1995 Bldg & Site (FGIC) ............. 5.80        05/01/17          468,345
      3,000   Clark County, Nevada, Transportation Ser 1992 A (Ambac) ................... 6.50        06/01/17        3,552,090
              New York City, New York,
      1,925    1990 Ser D ............................................................... 6.00        08/01/07        1,927,888
      1,545    1990 Ser D ............................................................... 6.00        08/01/08        1,547,318
              North Carolina,
     10,000    1997 Ser A ............................................................... 5.20        03/01/16       10,333,900
      8,000    Public School Building Ser 1999 .......................................... 4.60        04/01/17        7,704,800
        300   Bedford School District, Ohio, Ser 1993 ................................... 6.25        12/01/13          316,005
        500   Dayton, Ohio, Ltd Tax Ser 1998 (FGIC) ..................................... 4.70        12/01/20          470,850
        500   Delaware City School District, Ohio, Constr & Impr (FGIC) ................. 5.75        12/01/20          520,295
        500   North Olmsted, Ohio, Various Purpose Impr Ltd Tax Ser 1996 (Ambac) ........ 6.20        12/01/11          562,315
        500   Ohio, Infrastructure Improvement Ser 1998 B ............................... 4.75        02/01/18          486,290
        500   Rocky River City School District, Ohio, Impr Ser 1998 ..................... 5.375       12/01/17          530,050
     10,000   South-Western City School District, Ohio, Ser 1999 (Ambac) ................ 4.75        12/01/19        9,575,600
     10,000   Pennsylvania, First Ser 1995 (FGIC) ....................................... 5.50        05/01/12       10,493,000
      1,100   Puerto Rico, Public Improvement Ser 1998 (Secondary MBIA) ................. 4.875       07/01/23        1,080,090
      4,000   Shelby County, Tennessee, Refg 1995 Ser A ................................. 5.625       04/01/14        4,157,000
      2,425   La Joya Independent School District, Texas, Building Ser 2000 (PSF) ....... 5.75        02/15/19        2,567,760
     18,000   King County, Washington, Ltd Tax 1995 (MBIA) .............................. 6.00        01/01/23       18,866,159
      2,000   Washington, Ser 1994 A .................................................... 5.80        09/01/08        2,095,920
 ----------                                                                                                      --------------
    177,740                                                                                                         165,078,409
 ----------                                                                                                      --------------
              Educational Facilities Revenue (4.4%)
     10,000   Indiana University, Student Fee Ser K (MBIA) .............................. 5.875       08/01/20       10,497,000
      2,000   Maryland Health & Educational Facilities Authority, The Johns Hopkins
              University Refg Ser 1998 .................................................. 5.125       07/01/20        2,020,240

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 2000, continued

  PRINCIPAL
  AMOUNT IN                                                                                    COUPON      MATURITY
  THOUSANDS                                                                                     RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
              Massachusetts Health & Educational Facilities Authority,
 $     3,700   Boston University Ser D & E (FSA) ............................................  8.727++%     10/01/31  $ 3,959,000
         500   Brandeis University 1998 Ser I (MBIA) ........................................  4.75         10/01/28      462,475
         400   Suffolk University Ser B (Connie Lee) ........................................  6.25         07/01/12      416,608
         500   University of Massachusetts Foundation Inc/Medical School Research
               Ser A (Connie Lee) ...........................................................  6.00         07/01/23      515,895
              Massachusetts Industrial Finance Agency,
         400   College of the Holy Cross 1996 Issue (MBIA) ..................................  5.50         03/01/16      414,828
         300   Mount Holyoke College Refg Ser 1992 A (MBIA) .................................  6.30         07/01/13      308,757
         800  Central Michigan University, Refg Ser 1993 (Ambac) ............................  5.50         10/01/10      827,576
         500  Oakland University, Michigan, Ser 1995 (MBIA) .................................  5.75         05/15/26      518,025
         200  Minnesota Higher Education Facilities Authority, Northfield St Olaf
               College 1992 .................................................................  6.40         10/01/21      206,846
       1,000  University of Minnesota, Ser 1993 A ...........................................  4.80         08/15/03    1,010,520
       5,000  Missouri Health & Educational Facilities Authority, Washington University
               Ser 1998 A ...................................................................  4.75         11/15/37    4,524,150
       2,000  New Jersey Economic Development Authority,
               The Seeing Eye Inc 1991 ......................................................  7.30         04/01/11    2,051,800
       8,000  New Jersey Educational Facilities Authority, Princeton University
               Ser 1999 A ...................................................................  4.75         07/01/25    7,582,880
              New York State Dormitory Authority,
       5,000   State University Ser 1989 B ..................................................  0.00         05/15/02    4,715,650
       2,000   State University Ser 2000 B ..................................................  5.375        05/15/23    2,022,800
         500  Ohio Higher Educational Facility Commission, Case Western Reserve
               University Ser 1992 ..........................................................  6.00         10/01/22      518,800
       2,500  Ohio State University, General Receipts Ser 1999 A ............................  5.80         12/01/29    2,651,475
         500  University of Cincinnati, Ohio, General Receipts Ser G ........................  7.00         06/01/11      515,435
         200  University of Toledo, Ohio, Ser 1992 A (FGIC) .................................  5.90         06/01/20      206,978
 -----------                                                                                                          -----------
      46,000                                                                                                           45,947,738
 -----------                                                                                                          -----------
              Electric Revenue (13.1%)
      25,000  Salt River Project Agricultural Improvement & Power District, Arizona,
               Refg 1993 Ser C (Secondary MBIA) .............................................  5.50         01/01/10   26,949,500
      10,000  Sacramento Municipal Utility District, California, Refg 1994 Ser I (MBIA) .....  5.75         01/01/15   10,508,200
      10,000  Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA) ...............  6.50         01/01/17   11,834,400
         500  Massachusetts Municipal Wholesale Electric Company, 1992 Ser C ................  6.625        07/01/18      517,160
         500  Wyandotte, Michigan, Electric Refg 1992 (MBIA) ................................  6.25         10/01/17      521,825
              Long Island Power Authority, New York,
      15,000   Ser 2000 A (FSA) .............................................................  0.00         06/01/17    6,435,300
       5,000   Ser 1998 A (FSA) .............................................................  5.125        12/01/22    4,957,550
         500  Hamilton!, Ohio, Refg 1992 Ser A (FGIC) .......................................  6.00         10/15/12      522,780
              Puerto Rico Electric Power Authority,
       2,000   Power Ser X ..................................................................  6.00         07/01/15    2,143,660
      15,000   Power Ser O ..................................................................  0.00         07/01/17    6,617,400
       5,000   Power Ser EE (MBIA) ..........................................................  4.50         07/01/18    4,812,250
         800   Power Ser DD (FSA) ...........................................................  4.50         07/01/19      763,224
      15,000  South Carolina Public Service Authority, 1995 Refg Ser A (Ambac) ..............  6.25         01/01/22   16,131,600
         710  Austin, Texas, Combined Utilities Refg Ser 1994 (FGIC) ........................  6.25         05/15/16      766,197


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 2000, continued

  PRINCIPAL
  AMOUNT IN                                                                                 COUPON    MATURITY
  THOUSANDS                                                                                  RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------
              San Antonio, Texas,
 $   13,000    Electric & Gas Refg Ser 1994 C ............................................  4.70%     02/01/06   $ 13,140,140
      5,000    Electric & Gas Refg Ser 1998 A ............................................  4.50      02/01/21      4,555,050
     10,000   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA) ...................  5.75      07/01/19     10,500,300
     13,500   Washington Public Power System, Proj #2 Refg Ser 1994 A
               (Secondary MBIA) ..........................................................  6.00      07/01/07     14,718,375
 ----------                                                                                                      ------------
    146,510                                                                                                       136,394,911
 ----------                                                                                                      ------------
              Hospital Revenue (5.1%)
      1,000   Massachusetts Health & Educational Facilities Authority, Massachusetts
               General Hospital Ser F (Ambac) ............................................  6.00      07/01/15      1,042,630
        500   Grand Traverse County Hospital, Michigan, Munson Healthcare Ser 1998 A
               (Ambac) ...................................................................  4.75      07/01/22        459,010
        500   Michigan Hospital Finance Authority, Mercy Health Services 1996 Ser R
               (Ambac) ...................................................................  5.375     08/15/16        514,455
              Rochester, Minnesota,
      5,000    Mayo Foundation/Medical Center Ser 1992 I .................................  5.75      11/15/21      5,123,300
      6,400    Mayo Foundation/Medical Center Ser 1992 F .................................  6.25      11/15/21      6,669,632
     10,000   Missouri Health & Educational Facilities Authority, Barnes-Jewish Inc/
               Christian Health Services Ser 1993 A ......................................  5.25      05/15/14     10,320,900
      1,300   New Hampshire Higher Educational & Health Facilities Authority,
               St Joseph Hospital Ser 1994 (Connie Lee) ..................................  6.35      01/01/07      1,401,634
      6,500   New Jersey Health Care Facilities Financing Authority,
               Robert Wood Johnson University Hospital, Ser 2000 .........................  5.75      07/01/25      6,677,125
      6,000   New York State Medical Care Facilities Finance Agency, Presbyterian
               Hospital - FHA Insured Mtge Ser 1994 A ....................................  5.25      08/15/14      6,134,700
        475   Hamilton County, Ohio, Bethesda Hospital Inc Ser 1986 A ....................  7.00      01/01/09        480,581
      5,000   North Central Texas Health Facilities Development Corporation, University
               Medical Center Inc Ser 1997 (FSA) .........................................  5.45      04/01/15      5,121,700
     10,000   Fredericksburg Industrial Development Authority, Virginia,
               Medicorp Health Refg Ser 1996 (Ambac) .....................................  5.25      06/15/16     10,184,400
 ----------                                                                                                      ------------
     52,675                                                                                                        54,130,067
 ----------                                                                                                      ------------

              Industrial Development/Pollution Control Revenue (4.3%)
      1,500   Hawaii Department of Budget & Finance, Hawaiian Electric Co Ser 1995 A
              (AMT) (MBIA) ...............................................................  6.60      01/01/25      1,603,515
      1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co.
              Refg Ser 1993 ..............................................................  5.875     08/01/08      1,030,480
        500   Monroe County, Michigan, Detroit Edison Co Collateralized Ser 1-1992
              (AMT) (MBIA) ...............................................................  6.875     09/01/22        526,335
        200   Anoka County, Minnesota, United Power Assn NRU-CFC-Gtd Ser 1987 A
              (AMT) ......................................................................  6.95      12/01/08        204,988
        300   Bass Brook, Minnesota, Minnesota Power & Light Co Refg Ser 1992 ............  6.00      07/01/22        301,500
              Minneapolis Community Development Agency, Minnesota,
        100    Ltd Tax Supported Common Bond Fund Ser 1991-3 .............................  8.25      12/01/11        104,520
        100    Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT) .......................  8.00      12/01/16        104,298

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 2000, continued

  PRINCIPAL
  AMOUNT IN                                                                                    COUPON     MATURITY
  THOUSANDS                                                                                     RATE        DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $   10,000   Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT) (FGIC) ...............    6.70%     06/01/22      $ 10,447,500
      5,000   Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (Ambac) .............    6.30      12/01/14         5,208,550
      5,000   Alliance Airport Authority, Texas, AMR Corp Ser 1990 (AMT) ..................    7.50      12/01/29         5,105,000
     10,000   Dallas-Fort Worth International Airport Facility Improvement Corporation,
               Texas, American Airlines Inc Ser 1995 ......................................    6.00      11/01/14         9,787,800
     10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A ..............    6.90      02/01/13        10,808,600
 ----------                                                                                                          --------------
     43,700                                                                                                              45,233,086
 ----------                                                                                                          --------------
              Mortgage Revenue - Multi-Family (2.6%)
              Massachusetts Housing Finance Agency,
        460    Rental 1994 Ser A (AMT) (Ambac) ............................................    6.60      07/01/14           483,087
        880    Rental 1994 Ser A (AMT) (Ambac) ............................................    6.65      07/01/19           919,873
              Michigan Housing Development Authority,
        465    Rental 1992 Ser A ..........................................................    6.60      04/01/12           483,842
      6,355    Rental 1992 Ser A (Bifurcated FSA) .........................................    6.50      04/01/23         6,603,036
        400    Ser 1990 A (AMT) ...........................................................    7.70      04/01/23           410,076
        200   Minnesota Housing Finance Agency, Ser 1992 A ................................    6.95      08/01/17           207,602
      9,000   New Jersey Housing & Mortgage Finance Agency, 1995 Ser A (Ambac) ............    6.05      11/01/20         9,260,190
              New York City Housing Development Corporation, New York,
      4,162    Ruppert Proj - FHA Ins Sec 223F ............................................    6.50      11/15/18         4,300,722
      4,013    Stevenson Commons Proj - FHA Ins Sec 223F ..................................    6.50      05/15/18         4,145,620
 ----------                                                                                                          --------------
     25,935                                                                                                              26,814,048
 ----------                                                                                                          --------------
              Mortgage Revenue - Single Family (5.8%)
      5,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA) ..........    5.875     12/01/24         5,072,000
      2,440   California Housing Finance Agency, Home 1983 Ser B ..........................    0.00      08/01/15           549,805
              Colorado Housing & Finance Authority,
      2,000    1998 Ser A-2 (AMT) .........................................................    6.60      05/01/28         2,180,120
      2,340    1997 Ser C-2 (AMT) .........................................................    6.875     11/01/28         2,521,420
      5,300   Illinois Housing Development Authority, Residential 1991 Ser C (AMT) ........    8.680++   02/01/18         5,624,625
        210   Massachusetts Housing Finance Agency, Ser 21 (AMT) ..........................    7.125     06/01/25           216,905
        110   Minneapolis-Saint Paul Housing Finance Board, Minnesota, GNMA-Backed
               Phase IX Ser 1991 (AMT) ....................................................    7.25      08/01/21           112,797
              Minnesota Housing Finance Agency,
        360    Ser 1992 C-1 (AMT) .........................................................    6.75      07/01/23           369,101
        175    Ser 1992 H (AMT) ...........................................................    6.50      01/01/26           177,888
              Missouri Housing Development Commission, Homeownership
      2,655    GNMA/FNMA Collateralized 1996 Ser C (AMT) ..................................    7.45      09/01/27         2,880,941
      3,895    GNMA/FNMA Collateralized 1997 Ser C-1 ......................................    6.55      09/01/28         4,314,608
      2,000    Loan Program Ser 2000 B-1 (AMT) ............................................    7.45      09/01/31         2,291,640
      1,100   Nebraska Investment Finance Authority, GNMA-Backed 1990 (AMT) ...............    10.364++  09/10/30         1,133,000
      5,000   New Hampshire Housing Finance Authority, Mortgage Acquisition
               2000 Ser B (AMT) ...........................................................    6.70      07/01/29         5,367,800
              Ohio Housing Finance Agency,
        300    Residential 1996 Ser B-2 (AMT) .............................................    6.10      09/01/28           309,105
      1,600    GNMA-Backed 1991 Ser A 1 & 2 (AMT) .........................................    8.604++   03/24/31         1,684,000

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 2000, continued

  PRINCIPAL
  AMOUNT IN                                                                                  COUPON     MATURITY
  THOUSANDS                                                                                   RATE        DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
 $    4,000   Oregon Housing & Community Service Department, Ser 2000 F (AMT) ............    6.25%     07/01/28    $ 4,187,680
      5,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) ...................    8.798++   10/01/23      5,300,000
              Tennessee Housing Department Agency,
      3,955    Mortgage Finance 1993 Ser A ...............................................    5.90      07/01/18      4,038,530
      1,000    Mortgage Finance 1994 Ser B (AMT) .........................................    6.55      07/01/19      1,024,990
      9,785    Mortgage Finance 1993 Ser A ...............................................    5.95      07/01/28      9,946,941
        220   Utah Housing Finance Agency, Fed Ins/Gtd Loans 1994 Issue E (AMT) ..........    6.50      07/01/26        224,206
      1,300   Wisconsin Housing & Economic Development Authority, Home Ownership
               1991 Ser (AMT) ............................................................    9.096++   10/25/22      1,374,750
 ----------                                                                                                       -------------
     59,745                                                                                                          60,902,852
 ----------                                                                                                       -------------
             Nursing & Health Related Facilities Revenue (0.1%)
        500   Minneapolis & Saint Paul Housing & Redevelopment Authority, Minnesota,
 ----------    Group Health Plan Inc Ser 1992 ............................................    6.75      12/01/13        500,815
                                                                                                                  -------------
              Public Facilities Revenue (1.8%)
      2,000   North City West School Facilities Authority, California, Community Dist
               #1 Special Tax Ser 1995 B (FSA) ...........................................    6.00      09/01/19      2,201,880
      5,000   Denver, Colorado, Civic Center Office Building Ser 2000 B COPs (Ambac) .....    5.50      12/01/25      5,131,950
        500   Michigan Building Authority, Refg Ser I  ...................................    6.25      10/01/20        514,730
        500   Michigan House of Representatives, Capital Outlook LLC COPs (Ambac) ........    5.00      08/15/20        488,965
      4,000   Michigan, 525 Redevco Inc COPs (Ambac) .....................................    5.50      06/01/27      4,090,120
              Ohio Building Authority,
        500    Adult Correctional 1999 Ser A .............................................    5.25      10/01/18        508,745
      5,000    1985 Ser C ................................................................    9.75      10/01/05      6,047,100
 ----------                                                                                                       -------------
     17,500                                                                                                          18,983,490
 ----------                                                                                                       -------------
              Recreational Facilities Revenue (1.5%)
      3,500   Denver, Colorado, Excise Tax Ser 1985 A (Secondary FSA) ....................    5.00      11/01/08      3,506,965
              Metropolitan Football Stadium District, Colorado,
      4,000    Sales Tax Ser 1999 A (MBIA) ...............................................    0.00      01/01/10      2,637,120
      2,000    Sales Tax Ser 1999 A (MBIA) ...............................................    0.00      01/01/12      1,173,960
      5,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac) ..........................    5.25      12/01/32      5,011,300
      3,000   Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995 (FSA) ............    5.50      07/01/11      3,124,080
 ----------                                                                                                       -------------
     17,500                                                                                                          15,453,425
 ----------                                                                                                       -------------
              Resource Recovery Revenue (1.7%)
      7,000   Savannah Resource Recovery Development Authority, Georgia, Savannah
              Energy Systems Co Ser 1992 .................................................    6.30      12/01/06      7,178,710
     10,000   Northeast Maryland Waste Disposal Authority, Montgomery County
               Ser 1993 A (AMT) ..........................................................    6.30      07/01/16     10,446,500
 ----------                                                                                                       -------------
     17,000                                                                                                          17,625,210
 ----------                                                                                                       -------------
              Student Loan Revenue (0.0%)
        400   New England Education Loan Marketing Corporation, Massachusetts,
 ----------    1992 Sub Issue H (AMT) .....................................................   6.90      11/01/09        453,728
                                                                                                                  -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 2000, continued

  PRINCIPAL
  AMOUNT IN                                                                                 COUPON     MATURITY
  THOUSANDS                                                                                  RATE        DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------------
              Transportation Facilities Revenue (16.8%)
 $   50,000   Foothill/Eastern Corridor Agency, California, Toll Road Ser 1999 ...........   0.00%    01/15/38    $ 5,208,000
      5,000   San Francisco Bay Area Rapid Transit District, California, Sales Tax
               Ser 1998 (Ambac) ..........................................................   4.75     07/01/23      4,793,150
     13,000   San Joaquin Hills Transportation Corridor Agency, California, Toll Road
               Refg Ser 1997 A (MBIA) ....................................................   0.00     01/15/26      3,439,670
      3,000   Colorado Department of Transportation, Ser 2000 (Ambac) ....................   6.00     06/15/15      3,297,480
      5,000   E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA) ................   0.00     09/01/16      2,243,300
              Mid-Bay Bridge Authority, Florida,
      8,965    Sr Lien Crossover Refg Ser 1993 A (Ambac) .................................   5.85     10/01/13      9,689,282
      3,000    Ser 1997 A (Ambac) ........................................................   0.00     10/01/21        957,240
      5,000   Atlanta, Georgia, Airport Ser 2000 (FGIC) ..................................   5.875    01/01/17      5,410,450
      5,000   Hawaii, Airports Second Ser 1991 (AMT) .....................................   7.00     07/01/18      5,146,700
              Kentucky Turnpike Authority,
      9,000    Economic Development Road Refg Ser 1995 (Ambac) ...........................   6.50     07/01/08     10,233,990
     30,000    Resource Recovery Road 1987 Ser A .........................................   5.00     07/01/08     30,010,800
      8,750   Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA) ................   5.55     01/01/17      8,925,088
              Wayne County, Michigan, Detroit Metropolitan Wayne County Airport,
        250    Sub Lien Ser 1991 B (AMT) (MBIA) ..........................................   6.75     12/01/21        258,775
        500    Ser 1998 B (MBIA) .........................................................   4.875    12/01/23        474,515
      8,000   Minneapolis - St Paul Metropolitan Airports Commission, Minnesota,
               Ser 1998 A (Ambac) ........................................................   5.00     01/01/30      7,750,080
      3,500   St Louis, Missouri, Lambert-St Louis International Airport Ser 2000 ........   6.125    01/01/09      3,544,450
     10,000   Nevada Department of Business & Industry, Las Vegas Monorail, 1st Tier
               Ser 2000 (Ambac) ..........................................................   5.375    01/01/40     10,038,900
              New Jersey Highway Authority,
      9,560    Sr Parkway Refg 1992 Ser ..................................................   6.25     01/01/14      9,914,102
      7,000    Sr Parkway 1999 Ser .......................................................   5.625    01/01/30      7,333,060
      6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac) ...............   6.375    07/01/15      7,169,754
      5,500   Ohio Turnpike Commission, Ser 1998 B (FGIC) ................................   4.50     02/15/24      4,946,205
              Pennsylvania Turnpike Commission,
      5,000    Ser L of 1991 (MBIA) ......................................................   6.00     06/01/15      5,123,000
      5,000    Ser A 1998 (Ambac) ........................................................   4.75     12/01/27      4,655,900
     10,000   Puerto Rico Highway & Transportation Authority, Refg Ser X .................   5.50     07/01/15     10,933,800
     10,000   South Carolina Transportation Infrastructure Bank, Ser 1999 A (Ambac) ......   5.50     10/01/16     10,468,000
      3,000   Virginia Transportation Board, US Route 58 Corridor Ser 1993 B .............   5.625    05/15/13      3,110,880
 ----------                                                                                                       -----------
    229,620                                                                                                       175,076,571
 ----------                                                                                                       -----------
              Water & Sewer Revenue (12.0%)
     10,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water Ser 1994 .....   5.45     07/01/19     10,185,300
      5,000   California Department of Water Resources, Central Valley Ser L .............   5.50     12/01/23      5,093,150
     10,000   Los Angeles, California, Wastewater Ser 1994-A (MBIA) ......................   5.875    06/01/24     10,497,700
      6,000   Augusta, Georgia, Water & Sewer Ser 2000 (FSA) .............................   5.25     10/01/26      6,053,520
      7,000   De Kalb County, Georgia, Water & Sewer Refg Ser 2000 .......................   5.125    10/01/31      6,953,310
      5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC) ...................   4.75     01/01/28      4,665,150

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 2000, continued

  PRINCIPAL
  AMOUNT IN                                                                                   COUPON    MATURITY
  THOUSANDS                                                                                    RATE       DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------
 $    2,700   Kansas Development Finance Authority, Public Water Supply
               Ser 2000-2 (Ambac) ...........................................................  5.75%    04/01/17   $ 2,889,027
     10,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
               Ser 1998 A (FGIC) ............................................................  4.75     05/15/28     9,285,700
        400   Boston Water & Sewer Commission, Massachusetts, 1992 Ser A ....................  5.75     11/01/13       436,580
        500   Massachusetts Water Pollution Abatement Trust, Pool Ser 2 .....................  5.70     02/01/12       529,840
      5,000   Massachusetts Water Resources Authority, Refg 1992 Ser B ......................  5.50     11/01/15     5,115,750
              Detroit, Michigan,
      3,320    Sewage Refg Ser 1993 A (FGIC) ................................................  5.70     07/01/13     3,453,398
     10,000    Water Supply 1997 Ser A (MBIA) ...............................................  5.00     07/01/21     9,811,400
        300   Minnesota Public Facilities Authority, Water Pollution Control 1998 Ser A .....  4.75     03/01/19       289,221
      8,000   Charlotte, North Carolina Water & Sewer Ser 2000 ..............................  5.25     06/01/25     8,050,720
     10,000   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ......................  5.00     01/01/23     9,816,700
        800   Montgomery County, Ohio, Water Ser 1992 (FGIC) ................................  6.25     11/15/17       835,472
        500   Northeast Ohio Regional Sewer District, Wastewater Refg Ser 1995
               (AMBAC) ......................................................................  5.60     11/15/13       523,995
        500   Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA) .............  5.60     06/01/10       527,360
      5,000   Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC) ....................  5.25     06/01/28     5,002,650
     11,000   Metropolitan Government of Nashville & Davidson County, Tennessee,
               Refg Ser 1998 A (FGIC) .......................................................  4.75     01/01/22    10,385,320
     10,000   Dallas, Texas, Waterworks & Sewer Refg Ser 1998 (FSA) .........................  5.00     10/01/29     9,616,000
      5,000   Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B (FGIC) ..................  5.25     12/01/30     4,984,800
 ----------                                                                                                        -----------
    126,020                                                                                                        125,002,063
 ----------                                                                                                        -----------
              Other Revenue (0.5%)
      5,000   New York Local Government Assistance Corporation, Ser 1993 C ..................  5.50     04/01/17     5,368,050
 ----------                                                                                                        -----------
              Refunded (8.3%)
      9,000   Los Angeles Convention & Exhibition Center Authority, California,
               Ser 1985 COPs ................................................................  9.00     12/01/05+   11,064,420
      2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM) ...........................  6.875    10/01/22     3,054,525
      2,500   Massachusetts Health & Educational Facilities Authority, Malden
               Hospital - FHA Ins Mtge Ser A (ETM) ..........................................  5.00     08/01/16     2,562,625
     10,000   Massachusetts Water Resources Authority, 1996 Ser A (FGIC) ....................  5.50     11/01/06+   10,777,100
      1,000   Detroit, Michigan, Sewage Refg Ser 1993 A (FGIC) ..............................  5.70     07/01/03+    1,051,630
     13,750   New York State Dormitory Authority, Suffolk County Judicial Ser 1986
               (ETM) ........................................................................  7.375    07/01/16    16,628,288
      7,000   San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM) ......................  4.70     02/01/06     7,102,550
     25,000   Intermountain Power Agency, Utah, Refg 1985 Ser H (GAINS) .....................  0.00#    07/01/03+   28,639,750
      5,000   Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM) .........................  5.00     06/01/15     5,083,250
 ----------                                                                                                        -----------
     75,750                                                                                                         85,964,138
 ----------                                                                                                        -----------
  1,041,595   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $911,690,288) ........................                        978,928,601
 ----------                                                                                                        -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 2000, continued

  PRINCIPAL
  AMOUNT IN                                                                                 COUPON    MATURITY
  THOUSANDS                                                                                  RATE       DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.7%)
 $   10,000   Maricopa County, Arizona Public Service Co Ser 1994 C (Demand 01/02/01) ....  5.00*%    05/01/29    $   10,000,000
      1,000   Hapeville Development Authority, Georgia, Hapeville Hotel Ltd Ser 1995
               (Demand 01/02/01) .........................................................  4.95*     11/01/15         1,000,000
              Missouri Health & Educational Facilities Authority,
      3,000    Washington University Ser 1996 C (Demand 01/02/01) ........................  4.80*     09/01/30         3,000,000
      1,800    Washington University Ser 1996 D (Demand 01/02/01) ........................  4.80*     09/01/30         1,800,000
     10,500   Philadelphia Hospital and Higher Education Facilities Authority,
               Children's Hospital of Philadelphia Ser 1992 (Demand 01/02/01) ............  5.00*     03/01/27        10,500,000
      5,505   Harris County Health Facilities Development Corporation, Texas,
               Methodist Hospital Ser 1994 (Demand 01/02/01) .............................  5.00*     12/01/25         5,505,000
      1,600   Salt Lake County, Utah, British Petroleum Ser 1994 (Demand 01/02/01) .......  5.00*     08/01/07         1,600,000
     14,000   Fairfax County Industrial Development Authority, Virginia,
 ----------    Fairfax Hospital/Inova Health Ser 1991 ....................................  8.927++   08/29/01+       14,980,000
                                                                                                                  --------------
     47,405   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $47,405,000) .......                            48,385,000
 ----------                                                                                                       --------------
 $1,089,000   TOTAL INVESTMENTS (Cost $959,095,288) (a) ..................................                98.5%    1,027,313,601
 ==========
              OTHER ASSETS IN EXCESS OF LIABILITIES ....................................                   1.5        15,870,969
                                                                                                         -----    --------------
              NET ASSETS ...............................................................                 100.0%   $1,043,184,570
                                                                                                         =====    ==============

---------------
AMT   Alternative Minimum Tax.
COPs  Certificates of Participation.
ETM   Escrowed to maturity.
GAINS Growth and Income Security.
+     Prerefunded to maturity.
++ Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term securities change.
# Currently a zero coupon bond; will convert to 10.00% coupon on January 1, 2001.
*     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $69,888,265 and the aggregate gross unrealized depreciation is $1,669,952, resulting in net unrealized appreciation of $68,218,313.

Bond Insurance:
---------------

  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of Ambac
            Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   PSF      Permanent School Fund Guaranteed.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 2000, continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets

   Alaska .........  4.5%   Maryland .......  1.2%   Ohio ...........  4.5%
   Arizona ........  4.5    Massachusetts ..  6.9    Oregon .........  0.4
   California .....  5.1    Michigan .......  3.1    Pennsylvania ...  3.5
   Colorado .......  2.2    Minnesota ......  2.2    Puerto Rico ....  2.5
   Connecticut ....  0.3    Missouri .......  2.7    South Carolina .  3.0
   Florida ........  2.2    Nebraska .......  0.1    Tennessee ......  2.8
   Georgia ........  4.1    Nevada .........  2.8    Texas ..........  6.9
   Hawaii .........  0.6    New Hampshire ..  0.7    Utah ...........  4.4
   Illinois .......  0.5    New Jersey .....  4.1    Virginia .......  2.7
   Indiana ........  1.0    New Mexico .....  0.7    Washington .....  3.9
   Kansas .........  0.3    New York .......  5.6    Wisconsin ......  1.2
   Kentucky .......  4.8    North Carolina .  2.5                     ----
                                                     Total .......... 98.5%
                                                                      ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:
Investments in securities, at value
  (cost $959,095,288).............................................    $1,027,313,601
Cash .............................................................            12,715
Receivable for:
   Interest ......................................................        16,846,134
   Shares of beneficial interest sold ............................         1,851,278
   Investments sold ..............................................           371,438
Prepaid expenses and other assets ................................            29,880
                                                                      --------------
   TOTAL ASSETS ..................................................     1,046,425,046
                                                                      --------------
LIABILITIES:
Payable for:
   Dividends to shareholders .....................................         2,070,687
   Shares of beneficial interest repurchased .....................           563,336
   Investment management fee .....................................           390,048
   Plan of distribution fee ......................................            88,201
Accrued expenses and other payables ..............................           128,204
                                                                      --------------
   TOTAL LIABILITIES .............................................         3,240,476
                                                                      --------------
   NET ASSETS ....................................................    $1,043,184,570
                                                                      ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................    $  975,964,690
Net unrealized appreciation ......................................        68,218,313
Accumulated undistributed net investment income ..................           308,770
Accumulated net realized loss ....................................        (1,307,203)
                                                                      --------------
   NET ASSETS ....................................................    $1,043,184,570
                                                                      ==============
CLASS A SHARES:
Net Assets .......................................................    $   21,684,754
Shares Outstanding (unlimited authorized, $.01 par value).........         1,852,105
   NET ASSET VALUE PER SHARE .....................................    $        11.71
                                                                      ==============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value) .............    $        12.23
                                                                      ==============
CLASS B SHARES:
Net Assets .......................................................    $  156,971,855
Shares Outstanding (unlimited authorized, $.01 par value).........        13,349,908
   NET ASSET VALUE PER SHARE .....................................    $        11.76
                                                                      ==============
CLASS C SHARES:
Net Assets .......................................................    $   11,578,323
Shares Outstanding (unlimited authorized, $.01 par value).........           986,912
   NET ASSET VALUE PER SHARE .....................................    $        11.73
                                                                      ==============
CLASS D SHARES:
Net Assets .......................................................    $  852,949,638
Shares Outstanding (unlimited authorized, $.01 par value).........        72,885,383
   NET ASSET VALUE PER SHARE .....................................    $        11.70
                                                                      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended December 31, 2000


NET INVESTMENT INCOME:
INTEREST INCOME ...................................    $ 58,783,300
                                                       ------------
EXPENSES
Investment management fee .........................       4,511,126
Plan of distribution fee (Class A shares) .........          37,898
Plan of distribution fee (Class B shares) .........         848,237
Plan of distribution fee (Class C shares) .........          70,484
Transfer agent fees and expenses ..................         324,524
Shareholder reports and notices ...................          85,461
Registration fees .................................          64,646
Professional fees .................................          59,634
Custodian fees ....................................          41,629
Trustees' fees and expenses .......................          17,619
Other .............................................          36,947
                                                       ------------
   TOTAL EXPENSES .................................       6,098,205
Less: expense offset ..............................         (41,580)
                                                       ------------
   NET EXPENSES ...................................       6,056,625
                                                       ------------
   NET INVESTMENT INCOME ..........................      52,726,675
                                                       ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................       3,971,131
Net change in unrealized appreciation .............      51,496,436
                                                       ------------
   NET GAIN .......................................      55,467,567
                                                       ------------
NET INCREASE ......................................    $108,194,242
                                                       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR         FOR THE YEAR
                                                                ENDED                 ENDED
                                                          DECEMBER 31, 2000     DECEMBER 31. 1999
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................     $   52,726,675       $   56,178,651
Net realized gain (loss) .............................          3,971,131           (4,668,605)
Net change in unrealized appreciation ................         51,496,436          (82,789,197)
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................        108,194,242          (31,279,151)
                                                           --------------       --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................           (902,256)            (929,080)
   Class B shares ....................................         (6,664,086)          (6,430,720)
   Class C shares ....................................           (462,996)            (422,770)
   Class D shares ....................................        (44,407,557)         (48,394,252)
Net realized gain
   Class A shares ....................................                  -              (52,982)
   Class B shares ....................................                  -             (400,237)
   Class C shares ....................................                  -              (27,144)
   Class D shares ....................................                  -           (2,638,565)
                                                           --------------       --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................        (52,436,895)         (59,295,750)
                                                           --------------       --------------
Net decrease from transactions in shares of beneficial
  interest ...........................................        (32,798,064)         (67,388,661)
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................         22,959,283         (157,963,562)
NET ASSETS:
Beginning of period ..................................      1,020,225,287        1,178,188,849
                                                           --------------       --------------
   END OF PERIOD
   (Including undistributed net investment income of
   $308,770 and $20,278, respectively)................     $1,043,184,570       $1,020,225,287
                                                           ==============       ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.60% of the average daily net assets of Class B; and (iii) Class C - up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,762,135 at December 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.70%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $759, $241,537, and $3,821, respectively and received $67,610, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2000 aggregated $155,488,022 and $162,647,535, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $1,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,977. At December 31, 2000, the Fund had an accrued pension liability of $53,675 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE YEAR                         FOR THE YEAR
                                                                      ENDED                                ENDED
                                                                DECEMBER 31, 2000                    DECEMBER 31, 1999
                                                        ----------------------------------   ----------------------------------
                                                             SHARES            AMOUNT             SHARES            AMOUNT
                                                        ---------------   ----------------   ---------------   ----------------
CLASS A SHARES
Sold ................................................       3,090,287      $   34,723,944        1,023,382      $   11,894,433
Reinvestment of dividends and distributions .........          36,669             413,876           35,276             407,295
Redeemed ............................................      (2,827,223)        (31,652,974)        (757,512)         (8,588,318)
                                                           ----------      --------------        ---------      --------------
Net increase - Class A ..............................         299,733           3,484,846          301,146           3,713,410
                                                           ----------      --------------        ---------      --------------
CLASS B SHARES
Sold ................................................       8,257,414          93,280,823        5,634,037          65,447,290
Reinvestment of dividends and distributions .........         282,656           3,199,923          304,367           3,532,880
Redeemed ............................................      (7,754,811)        (87,329,632)      (4,333,128)        (49,694,515)
                                                           ----------      --------------       ----------      --------------
Net increase - Class B ..............................         785,259           9,151,114        1,605,276          19,285,655
                                                           ----------      --------------       ----------      --------------
CLASS C SHARES
Sold ................................................         448,828           5,130,298          843,726           9,755,515
Reinvestment of dividends and distributions .........          29,565             334,043           26,647             307,538
Redeemed ............................................        (394,439)         (4,461,219)        (598,459)         (6,828,777)
                                                           ----------      --------------       ----------      --------------
Net increase - Class C ..............................          83,954           1,003,122          271,914           3,234,276
                                                           ----------      --------------       ----------      --------------
CLASS D SHARES
Sold ................................................         925,126          10,460,935        1,880,172          21,134,542
Reinvestment of dividends and distributions .........       2,119,706          23,877,414        2,424,240          28,046,032
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Multi-State Municipal
 Series Trust - Massachusetts Series, Michigan
 Series, Minnesota Series and Ohio Series ...........       3,385,107          38,275,570           -                  -
Redeemed ............................................     (10,612,830)       (119,051,065)     (12,402,477)       (142,802,576)
                                                          -----------      --------------    -------------     ---------------
Net decrease - Class D ..............................      (4,182,891)        (46,437,146)      (8,098,065)        (93,622,002)
                                                          -----------      --------------    -------------     ---------------
Net decrease in Fund ................................      (3,013,945)     $  (32,798,064)      (5,919,729)     $  (67,388,661)
                                                          ===========      ==============    =============     ===============

6. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

7. FEDERAL INCOME TAX STATUS

As part of the Fund's acquisition of the assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust - Massachusetts Series, Michigan Series, Minnesota Series and Ohio Series, the Fund obtained approximate net capital loss carryovers as follows:

MASSACHUSETTS SERIES    MICHIGAN SERIES   MINNESOTA SERIES   OHIO SERIES
--------------------    ---------------   ----------------   -----------
     $220,000             $176,000          $177,000           $37,000

Utilization of these carryovers is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations. During the year ended December 31, 2000, the Fund utilized approximately $192,000 of these carryovers and $3,779,000 of its net capital loss carryover. At December 31, 2000, the Fund had a net capital loss carryover remaining of approximately $1,307,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At December 31, 2000, the Fund held positions in residual interest bonds having a total value of $34,055,375, which represents 3.3% of the Fund's net assets.

9. FUND ACQUISITIONS

On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust - Massachusetts Series ("Massachusetts Series"), Michigan Series ("Michigan Series"), Minnesota Series ("Minnesota Series") and Ohio Series ("Ohio Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to four reorganization plans approved by the shareholders of Massachusetts Series, Michigan Series, Minnesota Series and the Ohio Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 792,540 Class D shares of the Fund at a net asset value of $11.31 per share for 852,866 shares of Massachusetts Series; 1,059,251 Class D shares of the Fund at a net asset value of $11.31 per share for 1,182,639 shares of Michigan Series; 453,481 Class D shares of the Fund at a net asset value of $11.31 per share for 513,915 shares of Minnesota Series and 1,079,835 Class D shares of the Fund at a net asset value of $11.31 per share for 1,175,451 shares of the Ohio Series. The net assets of the Fund and Massachusetts Series, Michigan Series, Minnesota Series and the Ohio Series immediately before the acquisition were $982,320,805,

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 2000, continued

$8,961,789, $11,975,503, $5,126,864 and $12,211,414, respectively, including unrealized appreciation of $282,180, $102,725, $26,335 and $39,899 for
Massachusetts Series, Michigan Series, Minnesota Series and the Ohio Series, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,020,596,375.

10. SUBSEQUENT EVENT - FUND ACQUISITIONS

On February 5, 2001, the Fund acquired all the net assets of Morgan Stanley Dean Witter Municipal Income Trust ("Municipal Income Trust"), Morgan Stanley Dean Witter Municipal Income Trust II ("Municipal Income Trust II") and Morgan Stanley Dean Witter Municipal Income Trust III ("Municipal Income Trust III") based on the respective valuations as of the close of business on February 2, 2001, pursuant to three reorganization plans approved by the shareholders of Municipal Income Trust, Municipal Income Trust II, and Municipal Income Trust III on January 23, 2001. The acquisition was accomplished by a tax-free exchange of 23,262,313 Class D shares of the Fund at a net asset value of $11.76 per share for 27,577,097 shares of Municipal Income Trust; 20,497,846 Class D shares of the Fund at a net asset value of $11.76 per share for 24,299,866 shares of Municipal Income Trust II; and 4,797,447 Class D shares of the Fund at a net asset value of $11.76 per share for 5,798,353 shares of Municipal Income Trust III. The net assets of the Fund and Municipal Income Trust, Municipal Income Trust II, and Municipal Income Trust III immediately before the acquisition were $1,046,560,521, $273,701,646, $241,157,858 and
$56,403,868, respectively, including unrealized appreciation of $11,327,506, $8,114,170, and $2,046,341 for Municipal Income Trust, Municipal Income Trust II, and Municipal Income Trust III, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,617,823,893.

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                              FOR THE YEAR ENDED DECEMBER 31,             JULY 28, 1997*
                                                     ------------------------------------------------        THROUGH
                                                            2000         1999            1998           DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............       $11.08      $12.02          $12.09                  $12.00
                                                           ------      ------          ------                  ------
Income (loss) from investment operations:
 Net investment income .............................         0.58        0.58            0.59                    0.25
 Net realized and unrealized gain (loss) ...........         0.63       (0.91)           0.10                    0.14
                                                           ------      ------          ------                  ------
Total income (loss) from investment operations .....         1.21       (0.33)           0.69                    0.39
                                                           ------      ------          ------                  ------
Less dividends and distributions from:
 Net investment income .............................        (0.58)      (0.58)          (0.59)                  (0.25)
 Net realized gain .................................            -       (0.03)          (0.17)                  (0.05)
                                                           ------      ------          ------                  ------
Total dividends and distributions ..................        (0.58)      (0.61)          (0.76)                  (0.30)
                                                           ------      ------          ------                  ------
Net asset value, end of period .....................       $11.71      $11.08          $12.02                  $12.09
                                                           ======      ======          ======                  ======
TOTAL RETURN+ ......................................        11.21%      (2.82)%          5.86%                   3.31%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................         0.72%(5)    0.64%(4)(5)     0.74%(4)(5)             0.76%(2)(3)
Net investment income ..............................         5.14%(5)    4.98%(5)        4.88%(5)                4.96%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............      $21,685     $17,198         $15,041                  $3,857
Portfolio turnover rate ............................           17%         13%             15%                     16%

-------------
*     The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.02%.
(4)   Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                                                                FOR THE PERIOD
                                                                  FOR THE YEAR ENDED DECEMBER 31,               JULY 28, 1997*
                                                         --------------------------------------------------         THROUGH
                                                                2000         1999             1998             DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $11.13       $12.07           $12.14                 $12.00
                                                               ------       ------           ------                 ------
Income (loss) from investment operations:
 Net investment income .................................         0.54         0.53             0.55                   0.23
 Net realized and unrealized gain (loss) ...............         0.63        (0.91)            0.10                   0.19
                                                               ------       ------           ------                 ------
Total income (loss) from investment operations .........         1.17        (0.38)            0.65                   0.42
                                                               ------       ------           ------                 ------
Less dividends and distributions from:
 Net investment income .................................        (0.54)       (0.53)           (0.55)                 (0.23)
 Net realized gain .....................................            -        (0.03)           (0.17)                 (0.05)
                                                               ------       ------           ------                 ------
Total dividends and distributions ......................        (0.54)       (0.56)           (0.72)                 (0.28)
                                                               ------       ------           ------                 ------
Net asset value, end of period .........................       $11.76       $11.13           $12.07                 $12.14
                                                               ======       ======           ======                 ======
TOTAL RETURN+ ..........................................        10.75%       (3.25)%           5.47%                  3.57%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         1.11%(5)     1.11%(4)(5)      1.10%(4)(5)            1.14%(2)(3)
Net investment income ..................................         4.75%(5)     4.51%(5)         4.52%(5)               4.87%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $156,972     $139,786         $132,303                $95,573
Portfolio turnover rate ................................           17%          13%              15%                    16%

--------------
*     The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.02%.
(4)   Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued



                                                                                                             FOR THE PERIOD
                                                                 FOR THE YEAR ENDED DECEMBER 31,             JULY 28, 1997*
                                                         -----------------------------------------------         THROUGH
                                                               2000         1999             1998           DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $11.10      $12.04           $12.11               $12.00
                                                               ------      ------           ------               ------
Income (loss) from investment operations:
 Net investment income .................................         0.52        0.51             0.53                 0.23
 Net realized and unrealized gain (loss) ...............         0.63       (0.91)            0.10                 0.16
                                                               ------      ------           ------               ------
Total income (loss) from investment operations .........         1.15       (0.40)            0.63                 0.39
                                                               ------      ------           ------               ------
Less dividends and distributions from:
 Net investment income .................................        (0.52)      (0.51)           (0.53)               (0.23)
 Net realized gain .....................................            -       (0.03)           (0.17)               (0.05)
                                                               ------      ------           ------               ------
Total dividends and distributions ......................        (0.52)      (0.54)           (0.70)               (0.28)
                                                               ------      ------           ------               ------
Net asset value, end of period .........................       $11.73      $11.10           $12.04               $12.11
                                                               ======      ======           ======               ======
TOTAL RETURN+ ..........................................        10.66%      (3.37)%           5.36%                3.28%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         1.21%(5)    1.21%(4)(5)      1.20%(4)(5)          1.20%(2)(3)
Net investment income ..................................         4.65%(5)    4.41%(5)         4.34%(5)             4.41%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $11,578     $10,025           $7,599               $2,953
Portfolio turnover rate ................................           17%         13%              15%                  16%

--------------
*     The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.02%.
(4)   Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                              2000         1999              1998              1997*        1996
-----------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................       $11.07       $12.01            $12.08            $11.77       $12.09
                                                             ------       ------            ------            ------       ------
Income (loss) from investment operations:
 Net investment income ...............................         0.60         0.59              0.62              0.63         0.65
 Net realized and unrealized gain (loss) .............         0.63        (0.91)             0.10              0.36         (0.24)
                                                             ------       ------            ------            ------       ------
Total income (loss) from investment operations .......         1.23        (0.32)             0.72              0.99         0.41
                                                             ------       ------            ------            ------       ------
Less dividends and distributions from:
 Net investment income ...............................        (0.60)       (0.59)            (0.62)            (0.63)       (0.65)
 Net realized gain ...................................            -        (0.03)            (0.17)            (0.05)       (0.08)
                                                             ------       ------            ------            ------       ------
Total dividends and distributions ....................        (0.60)       (0.62)            (0.79)            (0.68)       (0.73)
                                                             ------       ------            ------            ------       ------
Net asset value, end of period .......................       $11.70       $11.07            $12.01            $12.08       $11.77
                                                             ======       ======            ======            ======       ======
TOTAL RETURN+ ........................................        11.44%       (2.71)%            6.11%             8.73%        3.61%

RATIOS TO AVERAGE NET ASSETS:
Expenses .............................................         0.51%(2)     0.51%(1)(2)       0.50%(1)(2)       0.49%        0.48%
Net investment income ................................         5.35%(2)     5.11%(2)          5.12%(2)          5.34%        5.52%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............     $852,950     $853,216        $1,023,246        $1,096,998   $1,190,034
Portfolio turnover rate ..............................           17%          13%               15%               16%          18%

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Does not reflect the effect of expense offset of 0.01%.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Tax-Exempt Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the respective stated periods ended December 31, 1999 were audited by other independent accountants whose report, dated February 7, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Tax-Exempt Securities Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 8, 2001

                      2000 FEDERAL TAX NOTICE (unaudited)

      For the year ended December 31, 2000, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
TAX-EXEMPT
SECURITIES TRUST

[Graphic Omitted]

ANNUAL REPORT
DECEMBER 31, 2000